Income Tax Expense - Schedule of Income Tax Expense (Details) - USD ($)	2 Months Ended	6 Months Ended		12 Months Ended
	Mar. 31, 2016	Sep. 30, 2017	Sep. 30, 2016	Mar. 31, 2017	Mar. 31, 2016
Income Tax Disclosure [Abstract]
Current: Local
Current: Foreign
Deferred: Local
Deferred: Foreign
Income tax expense